Shareholder Report, Line Graph (Details) LMA4500_ClearBridge Emerging Markets Fund_Class A_TSR Annual {Class A} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jul. 16, 2018	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name									Class A (with sales charge)
Accumulated Value	$ 10,617	$ 8,915	$ 8,166	$ 12,539	$ 10,759	$ 9,114	$ 8,790	$ 9,425	$ 12,428
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World ex-U.S. Index-NR
Accumulated Value	14,337	11,438	9,501	12,696	10,245	9,947	10,071	10,000	$ 16,695
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index-NR
Accumulated Value	$ 12,816	$ 10,168	$ 9,103	$ 12,663	$ 10,712	$ 9,691	$ 9,891	$ 10,000	$ 15,037